Note 3 - Transactions With Related Parties (Details Textual) Rate in Thousands		12 Months Ended
	Mar. 03, 2015 USD ($)	Dec. 31, 2017 USD ($) Rate shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Management Fees Related Parties		$ 18,693,000	$ 18,629,000	$ 18,877,000
Voyage Expenses Related Parties		3,093,000	3,512,000	3,673,000
Due from Related Parties, Current		5,273,000	3,447,000
Due to Related Parties, Current		203,000	191,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Annual Increase on Fees Payable, Removed	4.00%
Annual Fee to Related Parties		$ 2,500,000
Annual Fee to Related Parties, Shares | shares		598,400
Officers Compensation Charged, Period End	$ 1,000,000
Management Fee Per Day, Per Vessel		$ 956
Management Fee Per Day, Per Vessel Under Bareboat Charter		478
Construction Supervisory Fee		$ 787,400
Commission Charged on Charter Hire Agreements		0.75%
Net Profit Earned Pursuant to Co-operation Agreement		$ 380,000	561,000	718,000
Number of Vessels Under Ship Management Cell		21
Management Fees Related Parties		$ 19,073,000	19,190,000	19,411,000
Voyage Expenses Related Parties		$ 3,093,000	3,512,000	3,673,000
Management Fees Expressed as Gross Revenue		0.75%
Fair Value of Shares Issued to Manager		$ 3,866,000	4,951,000	8,623,000
Stock Issued During Period, Shares, New Issues | shares		598,400
Working Capital Security		$ 1,575,000
Working Capital Security Per Vessel | Rate		7500.00%
Total Charges by Manager to Companys Affiliates		$ 5,047,000	2,996,000	1,856,000
Due from Related Parties, Current		5,273,000	2,841,000
Due to Related Parties, Current		203,000	191,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End		2,500,000	2,500,000	$ 2,500,000
Ciel Shipmanagement SA [Member]
Due from Related Parties, Current		$ 0	606,000
SCSC Chairman and CEO [Member]
Percentage Ownership		70.00%
SCSC GM [Member]
Percentage Ownership		30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due from Related Parties, Current		$ 0	0
Due to Related Parties, Current		$ 0	$ 0
Number Vessels Managed		14	15